Consolidated Statement of Cash Flows € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Consolidated Statement of Cash Flows
Cash and cash equivalents at beginning of year	€ 973,241	€ 340,314	€ 187,712
Net income / loss (-)	(115,704)	54,012	(118,410)
Adjustments for:
Tax income (-) /expenses	198	235	(1,218)
Other net financial income (-) / expenses	25,705	(8,257)	(448)
Fair value re-measurement of share subscription agreement		(57,479)	30,632
Depreciation of property, plant and equipment	3,633	3,322	2,372
Amortization of intangible fixed assets	652	860	1,030
Net realized gain / loss (-) on foreign exchange transactions	(357)	1,229	(398)
Share-based compensation	16,536	11,034	5,036
Increase / decrease (-) in provisions	1	7	(125)
Increase in pension liabilities	22	244	30
Gain on disposal of fixed assets		(14)	(62)
Subtotal before movements in working capital	(69,315)	5,192	(81,560)
Increase (-) / decrease in inventories	22	25	(44)
Increase in receivables	(27,656)	(12,978)	(7,220)
Increase / decrease (-) in payables	14,772	2,102	(39,508)
Increase / decrease (-) in deferred income	(65,722)	245,806	12,780
Cash generated / used (-) from operations	(147,899)	240,148	(115,553)
Interest paid	(273)	(47)	(49)
Interest received	1,341	1,066	1,106
Income taxes paid	(199)	(1,763)	(94)
Net cash flows generated/used (-) in operating activities	(147,030)	239,403	(114,590)
Purchase of property, plant and equipment	(5,312)	(4,458)	(6,100)
Purchase of and expenditure in intangible fixed assets	(2,125)	(332)	(565)
Proceeds from disposal of intangible assets		18	110
Proceeds from disposal of property, plant and equipment	7
Decrease in restricted cash	6,510	235	2,258
Acquisition of available-for-sale financial assets		(2,750)
Proceeds from sale of available-for-sale financial assets	372
Net cash flows used in investing activities	(549)	(7,287)	(4,297)
Repayment of obligations under finance leases and other debts	(65)	(49)	(43)
Proceeds from capital and share premium increases, gross amount	363,924	392,121	278,702
Issue cost paid, related to capital and share premium increases	(15,790)	(337)	(19,292)
Proceeds from capital and share premium increases from exercise of warrants	5,288	4,261	12,003
Net cash flows generated in financing activities	353,357	395,996	271,370
Effect of exchange rate differences on cash and cash equivalents	(27,808)	4,816	118
Increase in cash and cash equivalents	177,970	632,927	152,601
Cash and cash equivalents at end of year	€ 1,151,211	€ 973,241	€ 340,314